UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  028-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

 /s/    Kevin Oram     New York, NY     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $550,268 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    77751  1286842 SH       SOLE                  1175120        0   111722
APPLIED MATLS INC              COM              038222105    36043  2770437 SH       SOLE                  2529886        0   240551
ASCENA RETAIL GROUP INC        COM              04351G101    45210  1327744 SH       SOLE                  1212311        0   115433
ASPEN TECHNOLOGY INC           COM              045327103    44997  2619169 SH       SOLE                  2391703        0   227466
COMFORT SYS USA INC            COM              199908104    25019  2358047 SH       SOLE                  2142344        0   215703
CULP INC                       COM              230215105    10650  1134209 SH       SOLE                  1009365        0   124844
JDA SOFTWARE GROUP INC         COM              46612K108    74145  2400278 SH       SOLE                  2191721        0   208557
JOS A BANK CLOTHIERS INC       COM              480838101    12343   246820 SH       SOLE                   225386        0    21434
KNOLL INC                      COM NEW          498904200    46561  2319939 SH       SOLE                  2118278        0   201661
MONARCH CASINO & RESORT INC    COM              609027107     7907   757375 SH       SOLE                   678504        0    78871
MTS SYS CORP                   COM              553777103    25257   603799 SH       SOLE                   551471        0    52328
OPEN TEXT CORP                 COM              683715106    49818   778166 SH       SOLE                   710696        0    67470
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403    22956  1233543 SH       SOLE                  1120999        0   112544
PROGRESS SOFTWARE CORP         COM              743312100    17125   709716 SH       SOLE                   648078        0    61638
THOR INDS INC                  COM              885160101    18080   626923 SH       SOLE                   572528        0    54395
TYLER TECHNOLOGIES INC         COM              902252105    36406  1359446 SH       SOLE                  1239022        0   120424